FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our interest rate swap contracts as at December 31, 2017 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	October 2012	October 2019	1.22%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.93%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	October 2015	October 2019	1.22%
Receiving floating, pay fixed	50,000	November 2015	February 2020	1.92%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating, pay fixed	50,000	April 2017	April 2022	1.86%
	500,000

Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of our financial instruments at December 31, 2017 and December 31, 2016 are as follows:

	2017	2017	2016	2016
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	309,029	309,029	212,942	212,942
Restricted cash	62,955	62,955	54,112	54,112
Marketable securities	16,300	16,300	6,524	6,524
Derivative assets	3,748	3,748	1,594	1,594
Liabilities
Long term debt - floating	1,069,538	1,069,538	886,468	886,468
Long term debt - convertible bond	195,000	178,856	162,122	177,300
Long term debt - sellers credit	44,000	44,000	—	—
Derivative liabilities	2,293	2,293	1,990	1,990

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair value hierarchy of our financial instruments is as follows:

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	309,029	309,029	—	—
Restricted cash	62,955	62,955	—	—
Marketable securities	16,300	16,300	—	—
Derivative assets	3,748	—	3,748	—
Liabilities
Long term debt - floating	1,069,538	—	1,069,538	—
Long term debt - convertible bond	195,000	—	195,000	—
Long term debt - sellers credit	44,000	—	44,000	—
Derivative liabilities	2,293	—	2,293	—

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	212,942	212,942	—	—
Restricted cash	54,112	54,112	—	—
Marketable securities	6,524	6,524	—	—
Derivative assets	1,594	—	1,594	—
Liabilities
Long term debt - floating	886,468	—	886,468	—
Long term debt - convertible bond	162,122	—	162,122	—
Derivative liabilities	1,990	—	1,990	—